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[LOGO OF WILLKIE FARR & GALLAGHER LLP]

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November 25, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

     Re:  Sanford C. Bernstein Fund, Inc.
          File Nos. 33-21844 and 811-5555

Ladies and Gentlemen:

On behalf of Sanford C. Bernstein Fund, Inc. (the "Fund," the individual series of which are referred to as the "Portfolios"), I hereby transmit for filing under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 48 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement").

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to (i) bring each Portfolio's prospectus or prospectuses into compliance with the requirements of amended Form N-1A, and (ii) obtain class identifier information for the following classes which have been previously registered: the Tax Managed International Class of the Tax Managed International Portfolio, the Short Duration Plus Class of the Short Duration Plus Portfolio, the New York Municipal Class of the New York Municipal Portfolio, the California Municipal Class of the California Municipal Portfolio and the Diversified Municipal Class of the Diversified Municipal Portfolio.

On or around January 29, 2010, the Fund will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Portfolios' financial statements and other information up to date under Section 10(a)(3) of the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck
----------------------------------
Elliot J. Gluck

         NEW YORK WASHINGTON PARIS LONDON MILAN ROME FRANKFURT BRUSSELS in alliance with Dickson Minto W.S., London and Edinburgh

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Securities and Exchange Commission
November 25, 2009
Page 2

Enclosures

cc:  Marc Bryant, AllianceBernstein L.P.
     Margery K. Neale, Willkie Farr & Gallagher LLP